Cash and Cash Equivalents (Tables)	6 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	31 December 2024 $	30 June 2024 $
Cash at bank and in hand	149,480	1,259,242
	149,480	1,259,242